4. ACQUISITION: Aggregate fair values of assets acquired and liabilities assumed in acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Aggregate fair values of assets acquired and liabilities assumed in acquisition

$
Purchase consideration:
Cash	100,000
Asset acquisition liability	100,000
Shares to be issued	973,333
Acquisition costs	28,806
1,202,139

Net assets acquired:
Cash	38
Equipment	64,608
Intangible assets (Note 9)	1,140,283
Accounts payable and accrued liabilities	(2,790)
Total net assets acquired	1,202,139